Disclosures About Fair Value of Financial Instruments - Balance Sheet Grouping (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Available-for-sale securities	$ 274,619	$ 276,021
Held-to-maturity securities	34,844	41,996
Loans held for sale	23,989	384
Loans held for investment	3,098,220	3,130,669
Real estate acquired by foreclosure	5,220	12,122
Level 1
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and short term investments	389,007	124,906
Available-for-sale securities	112,881	74,974
Other securities	17,983	20,320
Loans held for sale	24,144	384
Total	544,015	220,584
Level 2
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Available-for-sale securities	161,738	201,047
Held-to-maturity securities	34,845	41,996
Total	196,583	243,043
Financial Liabilities:
Deposits	3,375,047	3,100,748
Securities sold under agreements to repurchase	3,493	3,073
Other borrowed funds	148,921	221,104
Subordinated debentures	47,492	13,187
Total	3,574,953	3,338,112
Level 3
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Loans held for investment	3,128,966	3,147,615
Real estate acquired by foreclosure	5,220	12,122
Total	3,134,186	3,159,737
Carrying Value
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and short term investments	389,007	124,906
Available-for-sale securities	274,619	276,021
Held-to-maturity securities	35,505	42,130
Other securities	17,983	20,320
Loans held for sale	23,989	384
Loans held for investment	3,098,220	3,130,669
Real estate acquired by foreclosure	5,220	12,122
Total	3,844,543	3,606,552
Financial Liabilities:
Deposits	3,374,700	3,100,748
Securities sold under agreements to repurchase	3,493	3,073
Other borrowed funds	150,000	223,265
Subordinated debentures	47,492	13,187
Total	3,575,685	3,340,273
Fair Value
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and short term investments	389,007	124,906
Available-for-sale securities	274,619	276,021
Held-to-maturity securities	34,845	41,996
Other securities	17,983	20,320
Loans held for sale	24,144	384
Loans held for investment	3,128,966	3,147,615
Real estate acquired by foreclosure	5,220	12,122
Total	3,874,784	3,623,364
Financial Liabilities:
Deposits	3,375,047	3,100,748
Securities sold under agreements to repurchase	3,493	3,073
Other borrowed funds	148,921	221,104
Subordinated debentures	47,492	13,187
Total	$ 3,574,953	$ 3,338,112